SUBSEQUENT EVENTS (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Aug. 15, 2024	Aug. 06, 2024	Aug. 01, 2024	Jan. 02, 2024	Dec. 29, 2023	Nov. 10, 2023	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	May 30, 2025	Apr. 30, 2025	Mar. 30, 2025	Feb. 28, 2025	Jan. 30, 2025	Aug. 16, 2024	Apr. 15, 2024	Apr. 02, 2024	Mar. 27, 2024	Mar. 22, 2024	Feb. 16, 2024	Feb. 05, 2024	Feb. 01, 2024	Jan. 12, 2024	Dec. 28, 2023	Dec. 18, 2023	Nov. 11, 2023
Subsequent Event [Line Items]
Proceeds from Notes Payable							$ 125,000		$ 4,820,000
Common Stock, Shares, Issued							2,516,419	1,552,328	848,640
Debt Instrument, Convertible, Conversion Price					$ 6.20											$ 12.60	$ 3.40		$ 2.00	$ 2.60		$ 4.80	$ 5.80		$ 6.80
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																					$ 3.00
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 1.42340			$ 7.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															15.00%
Stockholders' Equity, Reverse Stock Split	1-for-5 to 1-for-20
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.00																			$ 24.00
Subsequent Event [Member] | Common Warrant [Member]
Subsequent Event [Line Items]
Number of shares issuable																										86,671
Subsequent Event [Member] | Placement Agent Warrant [Member]
Subsequent Event [Line Items]
Number of shares issuable																										4,167
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Number of shares issuable																										571,429
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	200,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued	500,000
Subsequent Event [Member] | Two Class One Directors [Member]
Subsequent Event [Line Items]
Expiration of term	3 years
August One Two Thousand Twenty Four S P A [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 21,280	$ 21,280	$ 21,280	$ 21,280	$ 85,120
August One Two Thousand Twenty Four S P A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable			$ 134,000
Proceeds from Short-Term Debt			110,625
Debt Instrument, Face Amount			152,000
Debt Instrument, Unamortized Discount			$ 18,000
Debt instrument original issue discount percentage			11.80%
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Maturity Date			May 30, 2025
Percentage of total principal amount		3.00%	3.00%
Long-Term Debt, Gross			$ 18,240
August Six Two Thousand Twenty Four S P A [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 35,731.50	$ 35,731.50	$ 35,731.50	$ 35,731.50	$ 142,926
August Six Two Thousand Twenty Four S P A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable		$ 225,000
Proceeds from Short-Term Debt		199,250
Debt Instrument, Face Amount		255,225
Debt Instrument, Unamortized Discount		$ 30,225
Debt instrument original issue discount percentage		11.80%
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Maturity Date		May 30, 2025
Long-Term Debt, Gross		$ 30,627
Proceeds from (Repayments of) Debt		$ 25,000
AR Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of production share						20.00%
Percentage of interest						20.00%
Payments to acquire loans and leases						$ 2,000,000
Amended AR Agreement [Member]
Subsequent Event [Line Items]
Amount agreed to fund					$ 200,000
Amended AR Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of interest					2.00%
Amount agreed to fund					$ 200,000
Purchase price of lease, total					$ 2,000,000
Amended AR Agreement [Member] | Subsequent Event [Member] | Heavy Sweet Oil LLC [Member]
Subsequent Event [Line Items]
Percentage of interest					2.00%
Payments to acquire loans and leases					$ 200,000
Amendment To October 2023 SPA [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 550,000
Amendment To Second Tranche Financing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable				$ 511,500
Debt Instrument, Face Amount				$ 550,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 10.00
Debt Instrument, Convertible, Conversion Price				$ 10.00
Amendment To Second Tranche Financing [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				22,279